SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Total amounts due to related parties	$ 11,457
TioStone Holdings Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	6,355
TioStone Environmental Limited [Member]
Related Party Transaction [Line Items]
Total amounts due to related parties	$ 5,102